ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                        SUPPLEMENT DATED JANUARY 9, 2009,

             TO THE PROSPECTUS DATED MAY 1, 2008, AS SUPPLEMENTED ON
              JUNE 17, 2008, SEPTEMBER 15, 2008, NOVEMBER 17, 2008,
                     DECEMBER 19, 2008, AND JANUARY 6, 2009

              THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED
                IN THE PROSPECTUS, AND SHOULD BE ATTACHED TO THE
                  PROSPECTUS AND RETAINED FOR FUTURE REFERENCE.

FOR THE AZL TARGETPLUS BALANCED FUND, EFFECTIVE JANUARY 9, 2009, THE FIRST FOUR PARAGRAPHS UNDER THE HEADING "INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT OBJECTIVES" ON PAGE 86 ARE REPLACED WITH THE FOLLOWING:

The AZL TargetPLUS Balanced Fund seeks to provide long-term capital appreciation with preservation of capital as an important consideration.

The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of equity and fixed income securities. The Fund may invest a significant portion of its total assets in securities of non-U.S. companies.

In seeking to achieve the Fund's investment objective, the Manager allocates the Fund's assets between the Fund's equity portfolio (the "Equity Portfolio") and the Fund's fixed income portfolio (the "Fixed Income Portfolio") in pursuit of a balanced investment program. Under normal market conditions, the Manager will allocate 40% to 60% of the Fund's assets to the Equity Portfolio and the remaining balance of the Fund's assets to the Fixed Income Portfolio. This does not, however, restrict the Manager's ability to go above or below this range where the Manager considers it appropriate. First Trust Advisors L.P. ("First Trust") serves as the Subadviser for the Equity Portfolio and Pacific Investment Management Company LLC ("PIMCO") serves as the Subadviser for the Fixed Income Portfolio.

In the short term, allocations may vary from the Fund's target asset allocation. The Manager may change the asset allocation between the Fund's two portfolios from time to time if it believes that doing so will increase the Fund's ability to achieve its investment objective.

The Funds may also allocate up to 5% of their respective net assets to (a) index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. The Funds may also invest in exchange-traded funds (ETFs) for additional exposure to relevant markets. This strategy is intended to reduce the potential volatility of the Funds' investment performance and may limit the Funds' ability to benefit from rising markets while protecting the Funds in declining markets. The Funds may pursue this strategy by investing directly or indirectly through unregistered investment pools that are not Permitted Underlying Funds and that are managed by either the Manager, affiliates of the Manager, or unaffiliated investment managers.

FOR THE AZL TARGETPLUS GROWTH FUND, EFFECTIVE JANUARY 9, 2009, THE FIRST FOUR PARAGRAPHS UNDER THE HEADING "INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT OBJECTIVES" ON PAGE 97 ARE REPLACED WITH THE FOLLOWING:

The AZL TargetPLUS Growth Fund seeks to provide long-term capital appreciation.

The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of equity and fixed income securities. The Fund may invest a significant portion of its total assets in securities of non-U.S. companies.

In seeking to achieve the Fund's investment objective, the Manager allocates the Fund's assets between the Fund's equity portfolio (the "Equity Portfolio") and the Fund's fixed income portfolio (the "Fixed Income Portfolio") in pursuit of a balanced investment program. Under normal market conditions, the Manager will allocate 70% to 90% of the Fund's assets to the Equity Portfolio and the remaining balance of the Fund's assets to the Fixed Income Portfolio. This does not, however, restrict the Manager's ability to go above or below this range where the Manager considers it appropriate. First Trust Advisors L.P. ("First Trust") serves as the Subadviser for the Equity Portfolio and Pacific Investment Management Company LLC ("PIMCO") serves as the Subadviser for the Fixed Income Portfolio.

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In the short term, allocations may vary from the Fund's target asset allocation.
The Manager may change the asset allocation between the Fund's two portfolios from time to time if it believes that doing so will increase the Fund's ability to achieve its investment objective.

The Funds may also allocate up to 5% of their respective net assets to (a) index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. The Funds may also invest in exchange-traded funds (ETFs) for additional exposure to relevant markets. This strategy is intended to reduce the potential volatility of the Funds' investment performance and may limit the Funds' ability to benefit from rising markets while protecting the Funds in declining markets. The Funds may pursue this strategy by investing directly or indirectly through unregistered investment pools that are not Permitted Underlying Funds and that are managed by either the Manager, affiliates of the Manager, or unaffiliated investment managers.

FOR THE AZL TARGETPLUS MODERATE FUND, EFFECTIVE JANUARY 9, 2009, THE FIRST FOUR PARAGRAPHS UNDER THE HEADING "INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT OBJECTIVES" ON PAGE 103 ARE REPLACED WITH THE FOLLOWING:

The AZL TargetPLUS Moderate Fund seeks to provide long-term capital appreciation.

The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of equity and fixed income securities. The Fund may invest a significant portion of its total assets in securities of non-U.S. companies.

In seeking to achieve the Fund's investment objective, the Manager allocates the Fund's assets between the Fund's equity portfolio (the "Equity Portfolio") and the Fund's fixed income portfolio (the "Fixed Income Portfolio") in pursuit of a balanced investment program. Under normal market conditions, the Manager will allocate 55% to 75% of the Fund's assets to the Equity Portfolio and the remaining balance of the Fund's assets to the Fixed Income Portfolio. This does not, however, restrict the Manager's ability to go above or below this range where the Manager considers it appropriate. First Trust Advisors L.P. ("First Trust") serves as the Subadviser for the Equity Portfolio and Pacific Investment Management Company LLC ("PIMCO") serves as the Subadviser for the Fixed Income Portfolio.

In the short term, allocations may vary from the Fund's target asset allocation. The Manager may change the asset allocation between the Fund's two portfolios from time to time if it believes that doing so will increase the Fund's ability to achieve its investment objective.

The Funds may also allocate up to 5% of their respective net assets to (a) index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. The Funds may also invest in exchange-traded funds (ETFs) for additional exposure to relevant markets. This strategy is intended to reduce the potential volatility of the Funds' investment performance and may limit the Funds' ability to benefit from rising markets while protecting the Funds in declining markets. The Funds may pursue this strategy by investing directly or indirectly through unregistered investment pools that are not Permitted Underlying Funds and that are managed by either the Manager, affiliates of the Manager, or unaffiliated investment managers.



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